September 6, 2005





Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Gentlemen:

We transmit herewith for filing under the Securities Exchange Act of 1934, Form 10-K/A. The signature of our Independent Registered Public Accounting Firm was inadvertently left out of the original filing on September 2, 2005. The financial statements do not reflect a change from the preceding year in any accounting principles, or in the method of applying any such principles or practices.

                                                Sincerely,

                                                /s/John F. Hall

                                                John F. Hall
                                                Vice President - Finance,
                                                Secretary & Treasurer